Consolidated Statements of Change in Equity, AOCI - USD ($) $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest in Consolidated Subsidiaries [Member]	Redeemable Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2013	$ 12,381	$ 6	$ (53)	$ 9,789	$ 2,482	$ 125	$ 32	$ 322
Beginning Balance, Shares at Dec. 31, 2013		574,000,000	0
Other comprehensive loss	(171)					(171)
Exercise of common stock options	$ 13			13
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	1,203,380		(3,000,000)
Repurchases of common stock, Shares	(14,343,845)		(16,000,000)
Repurchases of common stock	$ (645)		$ (645)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(45)		(45)
Stock-based compensation	105			105
Issuance of restricted stock		5,000,000
Tax benefits from stock option plans	26			26
Adjustment to redemption value of redeemable non-controlling interest	46				46			(46)
Acquisition of redeemable non-controlling interest								16
Distributions of profits to non-controlling interest	(17)						(17)
Purchase of subsidiary shares from non-controlling interest	0			0			0
Dividends paid to shareholders	(299)				(299)
Net income attributable to non-controlling interest	(18)				(35)		17	18
Net income	1,016				1,016
Ending Balance at Dec. 31, 2014	12,392	$ 6	$ (743)	9,933	3,210	(46)	32	165
Ending Balance, Shares at Dec. 31, 2014		579,000,000	(19,000,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	13
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	55
Accumulated Other Comprehensive Income, Equity Method Investments, Net of Tax	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(114)
Accumulated other comprehensive loss	(46)
Other comprehensive loss	(142)					(142)
Stock consideration issued for NYSE Euronext acquisition		45,000,000
Stock consideration issued for previous acquisition	2,197		$ 0	2,197
Exercise of common stock options	$ 19			19
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	979,295		(1,000,000)
Repurchases of common stock, Shares	(902,920)		(14,000,000)
Repurchases of common stock	$ (660)		$ (660)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(45)		(45)
Stock-based compensation	122			122
Issuance of restricted stock		4,000,000
Tax benefits from stock option plans	19			19
Adjustment to redemption value of redeemable non-controlling interest	(5)				(5)			4
Distributions of profits to non-controlling interest	(16)						(16)	11
Purchase of subsidiary shares from non-controlling interest	0			0			0	(128)
Dividends paid to shareholders	(331)				(331)
Net income attributable to non-controlling interest	(5)				(21)		16	5
Net income	1,295				1,295
Ending Balance at Dec. 31, 2015	$ 14,840	$ 6	$ (1,448)	12,290	4,148	(188)	32	35
Ending Balance, Shares at Dec. 31, 2015	628,000,000	628,000,000	(34,000,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ (45)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(26)
Accumulated Other Comprehensive Income, Equity Method Investments, Net of Tax	2
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(119)
Accumulated other comprehensive loss	(188)
Other comprehensive loss	(156)					(156)
Exercise of common stock options	$ 22			22
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	1,074,162		(1,000,000)
Repurchases of common stock, Shares			(1,000,000)
Repurchases of common stock	$ (50)		$ (50)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(54)		(54)
Stock-based compensation	136			136
Adjustment to redemption value of redeemable non-controlling interest	(2)				(2)			1
Distributions of profits to non-controlling interest	(19)						(19)	(3)
Dividends paid to shareholders	(409)				(409)
Net income attributable to non-controlling interest	(3)				(27)		24	3
Net income	1,449				1,449
Ending Balance at Dec. 31, 2016	$ 15,754	$ 6	$ (40)	$ 11,306	$ 4,789	$ (344)	$ 37	$ 36
Ending Balance, Shares at Dec. 31, 2016	628,000,000	596,000,000	(1,000,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ (345)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	108
Accumulated Other Comprehensive Income, Equity Method Investments, Net of Tax	2
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(109)
Accumulated other comprehensive loss	$ (344)